UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                             FORM 13F
	   FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2004
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Cedar Hill Associates, Inc.
Address: 	600 Central Avenue
         	Suite 138
         	Highland Park, IL  60035

13F File Number:  28-02628

The institutional investment manager filing this report and the person by whom it is
signed hereby represent	that the person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  		Gilbert Licudine
Title:    	Vice President
Phone:    	847-861-8300
Signature, Place, and Date of Signing:

    Gilbert Licudine    Highland Park, Illinois    May 12, 2004

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   	None

Form 13F Information Table Entry Total:   	48

Form 13F Information Table Value Total:   	$130,093



List of Other Included Managers:

 None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ace Ltd                        COM              G0070K103     4007    93935 SH       SOLE                    93935
Allstate Corp                  COM              020002101     4423    97285 SH       SOLE                    97285
Alltel Corp                    COM              020039103     3850    77173 SH       SOLE                    77173
AmerisourceBergen Corp         COM              03073E105     3259    59593 SH       SOLE                    59593
Aventis                        COM              053561106     1261    16395 SH       SOLE                    16395
BP Amoco PLC Spons ADR F       COM              055622104      323     6312 SH       SOLE                     6312
Bank One Corp                  COM              06423A103     2688    49304 SH       SOLE                    49304
Boeing Co                      COM              097023105     2301    56020 SH       SOLE                    56020
Bristol-Myers Squibb           COM              110122108     3041   125526 SH       SOLE                   125526
Burlington Resources           COM              122014103     4217    66274 SH       SOLE                    66274
ChevronTexaco                  COM              166764100     3827    43598 SH       SOLE                    43598
Citigroup Inc                  COM              172967101      286     5530 SH       SOLE                     5530
Dell Inc                       COM              24702R101     1749    52018 SH       SOLE                    52018
Earth Search Sciences Inc.     COM              270313109        0    10000 SH       SOLE                    10000
Exxon Mobil Corp               COM              30231G102     1061    25515 SH       SOLE                    25515
Flaherty & Crumrine Pfd Inc Op COM              33848E106     2800   189222 SH       SOLE                   189222
FleetBoston Financial Corp     COM              339030108     3041    67736 SH       SOLE                    67736
Fortune Brands                 COM              349631101     3400    44374 SH       SOLE                    44374
General Electric               COM              369604103      480    15720 SH       SOLE                    15720
Health Care Select Spdr        COM              81369Y209     8423   281425 SH       SOLE                   281425
Honeywell Inc                  COM              438516106     2671    78910 SH       SOLE                    78910
Hubbell Inc Cl B               COM              443510201     2155    53700 SH       SOLE                    53700
Intel Corp                     COM              458140100     1659    61005 SH       SOLE                    61005
Intl Bus Machines              COM              459200101      299     3253 SH       SOLE                     3253
Ivax Corp                      COM              465823102     3985   175025 SH       SOLE                   175025
Johnson & Johnson              COM              478160104      295     5810 SH       SOLE                     5810
Kerr-Mcgee Corp                COM              492386107     4125    80100 SH       SOLE                    80100
Kimberly Clark                 COM              494368103     3587    56845 SH       SOLE                    56845
Kroger                         COM              501044101     3076   184845 SH       SOLE                   184845
Laboratory Corp                COM              50540R409     2576    65620 SH       SOLE                    65620
Liberty Media                  COM              530718105     4332   395625 SH       SOLE                   395625
MB Financial Inc               COM              55264U108      466    11962 SH       SOLE                    11962
Millennium Cell Inc            COM              60038b105       27    15000 SH       SOLE                    15000
Morgan Stanley Dean Witter Dis COM              617446448      351     6125 SH       SOLE                     6125
Motorola                       COM              620076109     1634    92860 SH       SOLE                    92860
National Semiconductor Corp    COM              637640103     3054    68735 SH       SOLE                    68735
News Corp                      COM              652487703     4266   118560 SH       SOLE                   118560
Northrop Corp                  COM              666807102     2560    26010 SH       SOLE                    26010
Novartis AG Sponsored ADR      COM              66987V109     3604    84595 SH       SOLE                    84595
Nuveen Quality Preferred Incom COM              67072C105     3934   237400 SH       SOLE                   237400
Sara Lee Corp                  COM              803111103     3633   166185 SH       SOLE                   166185
Texas Instruments              COM              882508104     1691    57860 SH       SOLE                    57860
Time Warner Inc                COM              887317105     3644   216140 SH       SOLE                   216140
Unisys Corp                    COM              909214108     4003   280300 SH       SOLE                   280300
Utility Sector Spdr            COM              81369Y886     5236   215285 SH       SOLE                   215285
Wal-Mart                       COM              931142103     3920    65666 SH       SOLE                    65666
Walt Disney Co                 COM              254687106     3248   129975 SH       SOLE                   129975
Washington Mutual Inc          COM              939322103     1626    38074 SH       SOLE                    38074